SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - LIQUIDITY (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Net loss	$ 2,238,000	¥ 14,261,000	¥ 73,123,000	¥ 52,705,000
Negative cash flows from operations	(12,054,000)	¥ (76,815,000)	¥ (82,601,000)	¥ (108,944,000)
Net current liability	240,139,000				¥ 1,530,313,000
Sales And Lease back Receivables	$ 239,776,000				¥ 1,528,000,000